ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2021
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE

The accounts receivable and allowance balances at June 30, 2021 and December 31, 2020 are as follows:

	June 30, 2021	December 31, 2020
Accounts receivable	$112,481	$125,105
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$112,481	$125,105